Critical accounting estimates, assumptions and judgements	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates Assumptions And Judgements
Critical accounting estimates, assumptions and judgements

3. Critical accounting estimates, assumptions and judgements

Estimates, assumptions and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical judgements in applying the entity’s accounting policies

(a)	Determination of functional currency

In determining the functional currency of the Group, judgment is used by the management to determine the currency of the primary economic environment in which the Group operates. Consideration factors include the currency that mainly influences sales prices of goods and services and the currency of the country whose competitive forces and regulations mainly determines the sales prices of its goods and services.

(b)	Determination of lease term of contracts with extension options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension options. The Group applies judgement in evaluating whether it is reasonably certain to exercise the extension option of the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise the extension. After the commencement date, the Group reassesses the lease term to consider whether there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to extend (e.g. construction of significant leasehold improvements or significant customization to the leased asset).

The Group includes the extension option in the lease term for leases of leasehold buildings because of the leasehold improvements made and the significant costs that would arise to replace the assets. The extension options for leases of motor vehicles are not included as part of the lease term because the Group typically leases motor vehicles for not more than five years and, hence, will not exercise the extension options.

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

3. Critical accounting estimates, assumptions and judgements (continued)

Critical accounting estimates and assumptions

(a)	Useful lives of plant and equipment

The useful life of an item of property, plant and equipment is estimated at the time the asset is acquired and is based on historical experience with similar assets and takes into account anticipated technological or other changes. If changes occur more rapidly than anticipated or the asset experiences an unexpected level of wear and tear, the useful life will be adjusted accordingly. The carrying amount of the Group’s plant and equipment as at December 31, 2025 was US$21,471,539 (2024: US$20,762,483).

(b)	Inventory valuation method

Inventory write-down is made based on the current market conditions, historical experience and selling goods of a similar nature. It could change significantly as a result of changes in market conditions. A review is made periodically for excess inventories, obsolescence and declines in net realizable value and an allowance is recorded against the inventory balances for any such declines. The realizable value represents the best estimate of the recoverable amount and is based on the most reliable evidence available and inherently involves estimates regarding the future expected realizable value. The carrying amount of the Group’s inventories as at December 31, 2025 was US$300,258 (2024: US$440,194).

(c)	Allowance for expected credit losses of trade receivables

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust historical credit loss experience with forward-looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analysed.

The assessment of the correlation between historical observed default rates, forecasted economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecasted economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customers’ actual default in the future.

The carrying amount of the Group’s trade receivables as at December 31, 2025 was US$853,668 (2024: US$683,939).

(d)	Impairment of non-financial assets

The impairment testing of non-financial assets requires assumptions about the future cash flows projections as well as about the discount rate to be applied. The assumptions used to arrive at the cash flow projections are dependent on the future market shares, the market trend and the profitability of the Group’s products.

Impairment testing of non-financial assets requires estimates about the extent and probability of the occurrence of future events. As far as possible, estimates are derived from past experience taking into account current market conditions and the stage of technological advancement.

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

3. Critical accounting estimates, assumptions and judgements (continued)

Critical accounting estimates and assumptions (continued)

(e)	Capitalization of intangible assets

The costs of internally generated intangible assets are capitalized in accordance with the accounting policy in Note 2.6 to the financial statements. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed, usually when a development project has reached a defined milestone according to an established project management model. In determining the amounts to be capitalized, management makes assumptions regarding the expected future cash generation of the project, discount rates to be applied and the expected period of benefits. The carrying amount of the intangible assets at the reporting date is US$2,434,454 (2024: US$2,977,311).

(f)	Termination of Forward Purchase Agreement

On March 21, 2024, the Company received a termination notice from Vellar, dated March 14, 2024, pursuant to the Forward Purchase Agreement. Pursuant to the termination notice, Vellar notified the Company that the Valuation Date was March 15, 2024 as a result of the occurrence of a VWAP Trigger Event. On March 22, 2024, the Company and Vellar entered into a Valuation Period Agreement pursuant to which the parties agreed that the Valuation Period concluded at 4:00 p.m. on March 21, 2024 and the Number of Shares as of the Valuation Date was equal to 52,641, calculated as 2,200,000 Shares (the Recycled Shares and Additional Shares) less 2,147,359 Shares (the Number of Shares Adjustment). As 52,641 Shares multiplied by the VWAP of US$0.45 less US$4,400,000 (being the Settlement Amount Adjustment, calculated as the product of the Maximum Number of Shares and US$2.00) is a negative number, neither Vellar nor the Company is liable to the other party for any payment under the Forward Purchase Agreement. As a result of the conclusion of the Valuation Period, the obligations of Vellar and the Company under the Forward Purchase Agreement have been terminated.

(g)	Incremental borrowing rate applied in the measurement of lease liabilities

The Group determines the incremental borrowing rate (“IBR”) applied in the measurement of lease liabilities where the interest rate implicit in the lease cannot be readily determined. The IBR represents the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. In determining the IBR, management makes assumptions and judgements with reference to observable market data, the Group’s credit risk profile, lease term, and currency of the lease. The carrying amount of the lease liabilities at the reporting date is US$2,132,269 (2024: US$2,147,956).

(h)	Inputs and valuation method used in determining the fair value of leasehold land and building

The fair value of leasehold land and building is determined by management with reference to independent professional valuations carried out by external valuers. The valuation is performed using the market comparison approach and/or income approach, whereby significant unobservable inputs include estimated market rental rates, capitalization rates, and discount rates applied to projected future cash flows. Management exercises judgement in determining the appropriateness of the valuation methodology adopted and in assessing the reasonableness of key inputs and assumptions applied by the independent valuers. A change in any of the key assumptions used could result in a significant change to the fair value measurement. The carrying amount of the leasehold land and building at fair value at the reporting date is US$15,964,489 (2024: US$15,823,299).

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024